Postemployment Benefits Pension Plans - Amounts Recognized in Balance Sheet (Details) - Pension Plans - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Defined Benefit Plan Disclosure [Line Items]
Other non-current assets	$ 1,081	$ 999
Other current liabilities	(4)	(4)
Accrued postemployment costs	(89)	(77)
Net asset/(liability) recognized	$ 988	$ 918